Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	$ 108,153	$ 105,633
Investments	211,398	203,676
Trade receivables, net	100,522	83,118
Unbilled revenue	87,032	66,403
Funds held for clients	11,643	12,139
Derivative assets	10,351	7,974
Contract assets	10,169	7,753
Prepayments and other current assets	28,822	23,211
Total current assets	568,090	509,907
Non-current assets:
Goodwill	123,537	123,979
Intangible assets	65,421	65,141
Property and equipment	49,257	52,272
Right-of-use assets	142,623	166,766
Derivative assets	3,249	1,749
Deferred tax assets	34,765	33,022
Investments	93,442	85,875
Trade receivables, net	0	269
Contract assets	39,833	27,136
Other non-current assets	44,275	40,032
Total non-current assets	596,402	596,241
TOTAL ASSETS	1,164,492	1,106,148
Current liabilities:
Trade payables	27,829	28,015
Provisions and accrued expenses	36,752	23,933
Derivative liabilities	6,042	4,491
Pension and other employee obligations	105,768	82,586
Current portion of long-term debt	0	16,748
Contract liabilities	13,723	12,685
Current taxes payable	2,279	1,489
Lease liabilities	26,954	26,027
Other liabilities	11,351	11,492
Total current liabilities	230,698	207,466
Non-current liabilities:
Derivative liabilities	831	2,037
Pension and other employee obligations	16,238	19,589
Contract liabilities	13,314	16,645
Lease liabilities	140,040	165,880
Other non-current liabilities	78	211
Deferred tax liabilities	9,290	10,228
Total non-current liabilities	179,791	214,590
TOTAL LIABILITIES	410,489	422,056
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 48,849,907 shares and 50,502,203 shares each as at March 31, 2022 and March 31, 2021, respectively)	7,751	7,977
Share premium	110,327	227,708
Retained earnings	818,402	688,957
Other reserves	2,656
Other components of equity	(185,133)	(161,987)
Total shareholder's equity, including shares held in treasury	754,003	762,655
Less: Nil shares as at March 31, 2022 and 1,100,000 shares as at March 31, 2021, held in treasury, at cost	0	(78,563)
Total shareholders' equity	754,003	684,092
TOTAL LIABILITIES AND EQUITY	$ 1,164,492	$ 1,106,148